Land Use Rights, Net	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net.
Land Use Rights, Net

9.     Land Use Rights, Net

Land use rights consisted of the following:

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,045,981	20,942,033
Accumulated amortization	(17,099,127)	(20,104,267)	(2,922,846)
Total land use rights, net	127,627,629	123,941,714	$18,019,187

As of December 31, 2017 and 2018, certain land use rights with an aggregate carrying value of RMB10,076,146 and RMB 9,827,352 ($1,428,743), respectively, were pledged as collateral for borrowings from the financial institutions.

The amortization expenses for the years ended December 31, 2016, 2017 and 2018 were RMB2,832,578,  RMB2,832,577 and RMB2,832,576 ($433,500), respectively. No provision for impairment loss has been charged for the years ended December 31, 2016, 2017 and 2018.

Future amortization of land use rights is as follows:

(RMB)
Years Ending December 31,	Amount
2019	2,832,576
2020	2,832,576
2021	2,832,576
2022	2,832,576
2023	2,832,576
Thereafter	109,778,834
Total	123,941,714